Going Concern and Management's Liquidity Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS

NOTE 3 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of September 30, 2021, the Company had cash of $1,082 and a working capital deficit (current liabilities in excess of current assets) of $17,539,723. During the nine months ended September 30, 2021, the net loss available to common stockholders was $23,934,774 and net cash used in operating activities was $390,269. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the unaudited condensed consolidated financial statements.

During the nine months ended September 30, 2021, the Company received proceeds of $200,000 and $357,053 from the issuance of preferred shares and non-convertible notes, respectively. The Company does not have sufficient cash to fund operations for the next fiscal year.

The Company’s primary source of operating funds since inception has been cash proceeds from the public and private placements of the Company’s securities, including debt and equity securities, and proceeds from the exercise of warrants and options. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. The Company’s ability to continue its operations is dependent upon its ability to obtain additional capital through public or private equity offerings, debt financings or other sources; however, financing may not be available to the Company on acceptable terms, or at all. The Company’s failure to raise capital as and when needed could have a negative impact on its financial condition and its ability to pursue its business strategy, and the Company may be forced to curtail or cease operations.

Management’s plans regarding these matters encompass the following actions: 1) obtain funding from new and current investors to alleviate the Company’s working capital deficiency; and 2) implement a plan to increase revenues. The Company’s continued existence is dependent upon its ability to translate its audience into revenues. However, the outcome of management’s plans cannot be determined with any degree of certainty.

Accordingly, the accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for one year from the date the unaudited condensed consolidated financial statements are issued. The carrying amounts of assets and liabilities presented in the unaudited condensed consolidated financial statements do not necessarily purport to represent realizable or settlement values. The unaudited condensed consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

In March 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, customers, economies, and financial markets globally, leading to an economic downturn. It has also disrupted the normal operations of many businesses, including ours. It is not possible for us to predict the duration or magnitude of the adverse results of the outbreak of COVID-19 and its effects on our business including our financial condition, liquidity, or results of operations at this time. Management is actively monitoring the global situation and its impact on the Company’s financial condition, liquidity, operations, customers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects that the COVID-19 outbreak will have on its results of operations, financial condition, or liquidity for fiscal year 2021. As of the date of this Quarterly Report on Form 10-Q/A, the Company has experienced delays in securing new customers and related revenues and the longer this pandemic continues there may be additional impacts. Furthermore, the COVID-19 outbreak has and may continue to impact the Company’s ability to raise capital.

Although the Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time, if the pandemic continues, it may have a material adverse effect on the Company’s results of future operations, financial position, liquidity, and capital resources, and those of the third parties on which the Company relies in fiscal year 2021.

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2020, the Company had cash of $1,485 and a working capital deficit (current liabilities in excess of current assets) of $37,623,852. During the year ended December 31, 2020, the net loss available to common stockholders was $111,623,487 and net cash used in operating activities was $1,037,843. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the audited consolidated financial statements.

During the year ended December 31, 2020, the Company received proceeds of $637,000, $132,911, and $321,000 from the issuance of convertible notes, non-convertible notes, and Series X preferred shares, respectively. The Company does not have sufficient cash to fund operations for the next fiscal year.

The Company’s primary source of operating funds since inception has been cash proceeds from the public and private placements of the Company’s securities, including debt and equity securities, and proceeds from the exercise of warrants and options. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. The Company’s ability to continue its operations is dependent upon its ability to obtain additional capital through public or private equity offerings, debt financings or other sources; however, financing may not be available to the Company on acceptable terms, or at all. The Company’s failure to raise capital as and when needed could have a negative impact on its financial condition and its ability to pursue its business strategy, and the Company may be forced to curtail or cease operations.

Management’s plans regarding these matters encompass the following actions: 1) obtain funding from new and current investors to alleviate the Company’s working capital deficiency; and 2) implement a plan to increase revenues. The Company’s continued existence is dependent upon its ability to translate its audience into revenues.  However, the outcome of management’s plans cannot be determined with any degree of certainty.

Accordingly, the accompanying audited consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for one year from the date the consolidated financial statements are issued. The carrying amounts of assets and liabilities presented in the audited consolidated financial statements do not necessarily purport to represent realizable or settlement values. The audited consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

In March 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, customers, economies, and financial markets globally, leading to an economic downturn. It has also disrupted the normal operations of many businesses, including ours. It is not possible for us to predict the duration or magnitude of the adverse results of the outbreak of COVID-19 and its effects on our business including our financial condition, liquidity, or results of operations at this time. Management is actively monitoring the global situation and its impact on the Company’s financial condition, liquidity, operations, customers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects that the COVID-19 outbreak will have on its results of operations, financial condition, or liquidity for fiscal year 2021. As of the date of this Annual Report on Form 10-K, the Company has experienced delays in securing new customers and related revenues and the longer this pandemic continues there may be additional impacts. Furthermore, the COVID-19 outbreak has and may continue to impact the Company’s ability to raise capital.

Although the Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time, if the pandemic continues, it may have a material adverse effect on the Company’s results of future operations, financial position, liquidity, and capital resources, and those of the third parties on which the Company relies in fiscal year 2021.